10. LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details
Income (Loss) attributable to common shareholders	$ 56,781	$ 329,789	$ 5,997
Income (Loss) attributable to common shareholders	54,674,754	51,116,744	32,738,087
Share Purchase Optioins not included in dilution	1,620,750	2,080,750	833,250
Warrants outstanding not included in dilution	16,666,667	20,886,308	4,719,641
Finder's Options not included in dilution		412,500